Cover	Dec. 16, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40262
Entity Registrant Name	GLASS HOUSES ACQUISITION CORP.
Entity Central Index Key	0001841734
Entity Tax Identification Number	86-1565667
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3811 Turtle Creek Blvd.
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	972
Local Phone Number	850-7474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	GLHAU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	GLHA
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of Units Each Whole Warrant Exercisable For One Share Of Class Common Stock [Member]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	GLHAW
Security Exchange Name	NASDAQ
Shares of Class A common stock underlying redeemable warrants included as part of the units
Title of 12(b) Security	Shares of Class A common stock underlying redeemable warrants included as part of the units
Trading Symbol	GLHA
Security Exchange Name	NASDAQ